Shareholder Report, Holdings (Details) - Trenchless Fund ETF	Jun. 30, 2024
Lyft, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Snap, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Nice Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
RingCentral, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Akamai Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Communications [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%